Nuclear insurance: (Details)	12 Months Ended
Dec. 31, 2018 USD ($) item
Nuclear insurance:
Maximum fund for public liability claims arising from a single nuclear incident under Price-Anderson Act	$ 14,100,000,000
Maximum insurance coverage provided by American Nuclear Insurers to each nuclear plant	450,000,000
Maximum amount that a company could be assessed per incident for each licensed reactor	138,000,000
Maximum aggregate amount that a reactor can assess in a calendar period for each incident	$ 20,000,000
Number of nuclear reactors in which entity has ownership interest | item	4
Maximum deferred premium amount which the entity could be assessed per incident on the basis of its joint ownership interest in four nuclear reactors	$ 165,000,000
Maximum deferred premium amount which the entity could be assessed per calendar year on the basis of its joint ownership interest in four nuclear reactors	$ 25,000,000
Period considered for inflation adjustment for maximum assessment per reactor and maximum yearly assessment	5 years
Maximum property damage insurance provided to nuclear generating facilities	$ 1,500,000,000
Additional coverage provided for losses in excess of primary coverage	1,250,000,000
Sublimit for non-nuclear losses	750,000,000
Maximum limits for accidental property damage occurring during construction under the policy	2,750,000,000
Portion of the current maximum annual assessment for Georgia Power that would be payable by the entity based on ownership share	42,000,000
Aggregate payment for claims resulting from terrorist acts in one year period	$ 3,200,000,000